Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Disaggregation of Revenue
The following table presents the Company’s revenues disaggregated by revenue source:

	Nine Months Ended September 30,
	2020	2019
Platform subscription	$72,048	$60,849
Visits	90,936	25,681
Other	21,849	17,295

Total Revenue	$184,833	$103,825

The following table presents the Company’s revenues disaggregated by revenue source:

	Year Ended December 31,
	2018	2019
Platform subscription	$69,208	$83,705
Visits	26,539	40,701
Other	18,208	24,451

Total Revenue	$113,955	$148,857